Cover Page	Sep. 08, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 08, 2026
Entity Registrant Name	Philip Morris International Inc.
Entity Central Index Key	0001413329
Amendment Flag	false
Entity Incorporation, State or Country Code	VA
Entity File Number	1-33708
Entity Tax Identification Number	13-3435103
Entity Address, Address Line One	677 Washington Blvd, Ste. 1100
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06901
City Area Code	203
Local Phone Number	905-2410
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, no par value
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	PM
Security Exchange Name	NYSE
3.125% Notes due 2027
Entity Information [Line Items]
Title of 12(b) Security	3.125% Notes due 2027
Trading Symbol	PM27
Security Exchange Name	NYSE
3.125% Notes due 2028
Entity Information [Line Items]
Title of 12(b) Security	3.125% Notes due 2028
Trading Symbol	PM28
Security Exchange Name	NYSE
2.875% Notes due 2029
Entity Information [Line Items]
Title of 12(b) Security	2.875% Notes due 2029
Trading Symbol	PM29
Security Exchange Name	NYSE
3.375% Notes due 2029
Entity Information [Line Items]
Title of 12(b) Security	3.375% Notes due 2029
Trading Symbol	PM29A
Security Exchange Name	NYSE
2.750% Notes due 2029
Entity Information [Line Items]
Title of 12(b) Security	2.750% Notes due 2029
Trading Symbol	PM29D
Security Exchange Name	NYSE
3.750% Notes due 2031
Entity Information [Line Items]
Title of 12(b) Security	3.750% Notes due 2031
Trading Symbol	PM31B
Security Exchange Name	NYSE
0.800% Notes due 2031
Entity Information [Line Items]
Title of 12(b) Security	0.800% Notes due 2031
Trading Symbol	PM31
Security Exchange Name	NYSE
3.250% Notes due 2032
Entity Information [Line Items]
Title of 12(b) Security	3.250% Notes due 2032
Trading Symbol	PM32
Security Exchange Name	NYSE
3.125% Notes due 2033
Entity Information [Line Items]
Title of 12(b) Security	3.125% Notes due 2033
Trading Symbol	PM33
Security Exchange Name	NYSE
2.000% Notes due 2036
Entity Information [Line Items]
Title of 12(b) Security	2.000% Notes due 2036
Trading Symbol	PM36
Security Exchange Name	NYSE
1.875% Notes due 2037
Entity Information [Line Items]
Title of 12(b) Security	1.875% Notes due 2037
Trading Symbol	PM37A
Security Exchange Name	NYSE
6.375% Notes due 2038
Entity Information [Line Items]
Title of 12(b) Security	6.375% Notes due 2038
Trading Symbol	PM38
Security Exchange Name	NYSE
1.450% Notes due 2039
Entity Information [Line Items]
Title of 12(b) Security	1.450% Notes due 2039
Trading Symbol	PM39
Security Exchange Name	NYSE
4.375% Notes due 2041
Entity Information [Line Items]
Title of 12(b) Security	4.375% Notes due 2041
Trading Symbol	PM41
Security Exchange Name	NYSE
4.500% Notes due 2042
Entity Information [Line Items]
Title of 12(b) Security	4.500% Notes due 2042
Trading Symbol	PM42
Security Exchange Name	NYSE
3.875% Notes due 2042
Entity Information [Line Items]
Title of 12(b) Security	3.875% Notes due 2042
Trading Symbol	PM42A
Security Exchange Name	NYSE
4.125% Notes due 2043
Entity Information [Line Items]
Title of 12(b) Security	4.125% Notes due 2043
Trading Symbol	PM43
Security Exchange Name	NYSE
4.875% Notes due 2043
Entity Information [Line Items]
Title of 12(b) Security	4.875% Notes due 2043
Trading Symbol	PM43A
Security Exchange Name	NYSE
4.250% Notes due 2044
Entity Information [Line Items]
Title of 12(b) Security	4.250% Notes due 2044
Trading Symbol	PM44
Security Exchange Name	NYSE